Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	May 31, 2023	May 31, 2022	Feb. 28, 2023	Feb. 28, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (4,555,193)	$ (4,671,686)	$ (18,109,457)	$ (62,197,484)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	167,942	93,995	478,115	232,886
(Gain) loss on disposal of fixed assets				(29,125)
Bad debts expense	16,000	105,000	45,110	9,022
Revenue earning device sold and expensed in cost of sales				3,410
Inventory provision		25,000	130,000	65,000
Reduction of right of use asset	28,767	30,046	112,396	110,148
Accretion of lease liability	33,775	36,355	141,631	122,930
Stock based compensation	115,721	161,500	740,050	2,158,050
Interest expense related to the issuance of warrants for debt extensions				5,415,000
Interest expense related to penalties from debt defaults
Change in fair value of derivative liabilities			(3,595)	(372,214)
Amortization of debt discounts	557,219	415,029	1,980,033	7,597,242
(Gain) loss on settlement of debt			(3,992)	33,068,313
Increase in related party accrued payroll and interest	36,740	3,240	12,960	264,331
Changes in operating assets and liabilities:
Accounts receivable	(142,799)	(40,251)	119,335	(339,947)
Prepaid expenses and deposits on inventory	74,809	126,610	(141,734)	(442,164)
Deposit on right of use asset				(19,999)
Device parts inventory	(324,652)	(283,209)	(1,161,047)	(2,191,571)
Accounts payable and accrued expenses	(7,354)	101,557	374,529	(596,615)
Accrued expense, related party				(167,187)
Customer deposits	26,560	(10,000)	(100)	(500)
Operating lease liability payments	(62,542)	(66,401)	(254,028)	(233,078)
Balance owed WeSecure				(122,000)
Current portion of deferred variable payment obligations for Payments	62,634	62,627	216,577	234,013
Accrued interest payable	981,370	289,016	2,745,822	2,606,097
Net cash used in operating activities	(2,991,003)	(3,621,572)	(12,577,395)	(14,825,442)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of fixed assets	(3,463)	(88,214)	(258,402)	(115,493)
Purchase of investment			(50,000)
Acquisition of trademarks				(26,327)
Cash paid for security deposit				17,380
Proceeds on disposal of fixed assets				30,000
Net cash used in investing activities	(3,463)	(88,214)	(308,402)	(129,200)
CASH FLOWS FROM FINANCING ACTIVITIES:
Share proceeds net of issuance costs	1,318,909	1,645,222	7,771,169	12,521,932
Proceeds from convertible notes payable			619,250
Repayment of convertible debt			(750,000)	(65,000)
Proceeds from loans payable	1,050,000		3,300,000	9,426,146
Repayment of loans payable	(27,000)	(1,661,953)	(1,763,009)	(516,314)
Series G preferred shares redeemed as payment on incentive plan payable				(1,500,000)
Dividend upon redemption of cancelled issuable Series F shares				500,000
Net borrowings(repayments) on loan payable - related party				(808,394)
Net cash provided by financing activities	2,341,909	(16,731)	9,177,410	18,558,370
Net change in cash	(652,557)	(3,726,517)	(3,708,387)	3,603,728
Cash, beginning of period	939,759	4,648,146	4,648,146	1,044,418
Cash, end of period	287,202	921,629	939,759	4,648,146
Supplemental disclosure of cash and non-cash transactions:
Cash paid for interest	1,375	342,138	451,192	225,003
Cash paid for income taxes
Noncash investing and financing activities:
Right of use asset for lease liability				1,374,002
Transfer from device parts inventory to fixed assets	473,122	179,619	932,805	659,985
Conversion of convertible notes and interest to shares of common stock				898,705
Release of derivative liability on conversion of convertible notes payable				422,272
Derivative debt discount on revaluation of loan amendment				438,835
Exchange of notes payable for Series F preferred shares				6,732,835
Discount applied to face value of loans	150,000		1,797,645	6,162,945
Warrants issued as part of debt issuance				8,068,822
Exchange of warrants for debt			3,000,000
Refund on abandoned trademarks			1,643
Penalty shares pursuant to a share purchase agreement			171
Exercise of warrants			453	3,951
Series F preferred shares issued for debt				4,000,160
Cancellation of Series E preferred shares				1,000
Issuance of Series G preferred shares as payment on incentive plan payable				1,500,000
Series F preferred shares converted to common shares				3,086
Series F preferred shares issued on exercise of warrants				$ 38
Series F warrants issued as part of debt issuance	$ 947,447